Share capital	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Share capital

21	Share capital

Authorised, allotted and fully paid – classified as equity	2023 Number	2023 £	2022 Number	2022 £	2021 Number	2021 £
At 31 December
Ordinary shares of £0.001 each	1,189,577,722	1,189,578	5,417,137	108,343	4,923,420	98,468
‘A’ Deferred shares of £1 each	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001	1,000,001
‘B’ Deferred shares of £0.001 each	4,063,321,418	4,063,321	–	–	–	–
Total		6,252,900		1,108,344		1,098,469

At a General Meeting on 24 March 2023, shareholders approved a consolidation of the Company’s Ordinary Shares on a one for 20 basis. As a result, the par value of the Ordinary Shares was changed from £0.001 per share to £0.02 per share. At the same time, the ratio of the Company’s Ordinary Shares to ADSs was changed from each ADS representing 25 Ordinary Shares to each ADS representing five Ordinary Shares.

At a General Meeting on 14 June 2023, shareholders approved the subdivision and redesignation of the Company’s Issued Ordinary Shares of £0.02 each into to one Ordinary Share of £0.001 each and 19 ‘B’ Deferred Shares of £0.001 each. The ‘B’ Deferred Shares have limited rights and are effectively valueless. The previously issued Deferred Shares were redesignated ‘A’ Deferred Shares.

On 5 July 2023 the Company effected a ratio change in the number of Ordinary Shares represented by ADSs from five Ordinary Shares per ADS to 400 Ordinary Shares per ADS.

On 26 May 2023 the Company entered into Private Placement and on 21 December 2023 the Company entered into a Registered Offering. As no share premium was recognised in relation to these transactions the transaction costs have been charged to retained earnings.

During the year the Company issued the following warrants over ADSs, and these were recognised in the warrant reserve until exercise:

	Pre-Funded Warrants	Series A Warrants	Series B Warrants	Series C Warrants
Exercise price	£0.0001	$214.40	$214.40	$16.00
As at 1 January 2023	–	–	–	–
Issued:
Private Placement February 2023	155,461	32,327	48,491	–
Registered Direct Offering May 2023	–	–	–	415,043
Registered Offering December 2023	1,911,176	–	–	–
Adhera Assignment and Exchange Agreement	899,642	–	–	–
Exercised	(155,461)	(32,327)	(48,491)	(415,043)
As at 31 December 2023	2,810,818	–	–	–

The Series A, Series B and Series C warrants are exercisable on an ‘alternative cashless basis’ effectively allowing the holders to exercise for nil consideration.

Numbers of shares and share options/ warrants and related exercise/issue prices are after the impact of the 24 March 2023 share consolidation, ADS ratio changes on 24 March 2023 and 5 July 2023.

In accordance with the Articles of Association for the Company adopted on 14 June 2023, the share capital of the Company consists of an unlimited number of ordinary shares of nominal value £0.001 each. Ordinary and deferred shares were recorded as equity.

Rights attaching to the shares following the incorporation of Biodexa Pharmaceuticals plc

Shares classified as equity

The holders of ordinary shares in the capital of the Company have the following rights:

(a) to receive notice of, to attend and to vote at all general meetings of the Company, in which case shareholders shall have one vote for each share of which he is the holder; and,

(b) to receive such dividend as is declared by the Board on each share held.

The holders of both classes of deferred shares in the capital of the Company:

(a) shall not be entitled to receive notice of or to attend or speak at any general meeting of the Company or to vote on any resolution to be proposed at any general meeting of the Company; and

(b) shall not be entitled to receive any dividend or other distribution of out of the profits of the Company.

In the event of a distribution of assets, the deferred shareholders shall receive the nominal amount paid up on such share after the holder of each ordinary share shall have received (in cash or specie) the amount paid up or credited as paid up on such ordinary share together with an additional payment of £100 per share. The Company has the authority to purchase the deferred shares and may require the holder of the deferred shares to sell them for a price not exceeding 1p for all the deferred shares.

		Ordinary Shares Number	‘A’ Deferred Shares Number	‘B’ Deferred Shares Number	Share Price £	Total consideration £’000
At 1 January 2021		3,153,694	1,000,001
19 February 2021	Exercise of warrants	15,340			5.960	91
6 July 2021	Placing	1,754,386			5.700	10,000
At 31 December 2021		4,923,420	1,000,001
22 March 2022	Exercise of warrants	1			200.000	–
3 May 2022	Share issue to SIPP trustee (see note 24)	1,250			0.001	–
19 December 2022	Registered Direct Offering	492,466			0.666	321
At 31 December 2022		5,417,137	1,000,001
15 February 2023	Private Placements*	98,387,275			0.0505	4,967
26 May 2023	Registered Direct Offering*	276,697,310			0.0097	2,690
14 June 2023	Share sub-division and re-designation			4,063,321,418	n/a	n/a
21 December 2023	Shares issued on purchase Intangible asset (see note 11)	323,684,800			0.0040	1,279
21 December 2023	Registered Offering	485,391,200			0.0040	1,918
At 31 December 2023		1,189,577,722	1,000,001	4,063,321,418

*	Number of shares issued includes exercise of pre-funded warrants and Series A, Series B and Series C warrants that were exercisable on an ‘alternative cashless basis’.